Description of Business and Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Schedule of total revenue
	Year Ended December 31,
	2021	2020
Customer A	68%	23%
Customer B	—%	16%
Customer C	—%	11%